Borrowings (Details)																							12 Months Ended
	Sep. 11, 2024 USD ($)	Sep. 11, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Jul. 18, 2024 USD ($)	Jul. 18, 2024 CNY (¥)	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CNY (¥)	Feb. 06, 2024 USD ($)	Feb. 06, 2024 CNY (¥)	Jan. 25, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Dec. 19, 2023 USD ($)	Dec. 19, 2023 CNY (¥)	Nov. 11, 2023 USD ($)	Nov. 11, 2023 CNY (¥)	Jun. 27, 2023 USD ($)	Jun. 27, 2023 CNY (¥)	Jun. 25, 2023 USD ($)	Jun. 25, 2023 CNY (¥)	Jan. 03, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jan. 25, 2024 CNY (¥)	Jan. 03, 2023 CNY (¥)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 CNY (¥)
Borrowings [Line Items]
Line of credit, interest rate	3.50%	3.50%	3.30%	3.30%			3.20%	3.20%				3.05%	3.05%	3.80%	3.80%					4.80%	4.80%	6.09%
Revolving loan facility	$ 712,494		$ 997,492	¥ 7,000,000																$ 8,095,360
Loan facility secured deposit												$ 1,500,000
Drawn from the bank					$ 984,667	¥ 6,910,000			$ 726,744	¥ 5,100,000						$ 1,823,985	¥ 12,800,000	$ 4,559,964	¥ 32,000,000
Interest expense																							$ 320,361	$ 72,113	$ 105,430
Changzhou EZGO [Member]
Borrowings [Line Items]
Line of credit											$ 113,999															¥ 800,000
Line of credit, interest rate											5.80%
Line of credit, term											12 months											12 months
Non-Revolving Loan [Member]
Borrowings [Line Items]
Line of credit, term	12 months	12 months	12 months	12 months			12 months	12 months				12 months	12 months	12 months	12 months
Changzhou Higgs [Member]
Borrowings [Line Items]
Revolving loan facility														$ 569,995	¥ 4,000,000
Jiangsu New Energy [Member]
Borrowings [Line Items]
Line of credit, term																				7 years	7 years
Revolving loan facility | ¥																					¥ 56,810,000
Revolving Credit Facility [Member]
Borrowings [Line Items]
Line of credit																						$ 109,649					¥ 800,000	$ 109,649	¥ 800,000
Non Revolving Credit Facility [Member] | Changzhou EZGO [Member]
Borrowings [Line Items]
Revolving loan facility		¥ 5,000,000					$ 1,424,989	¥ 10,000,000
Non Revolving Credit Facility [Member] | Jiangsu New Energy [Member]
Borrowings [Line Items]
Revolving loan facility												$ 1,367,989	¥ 9,600,000
Changzhou [Member]
Borrowings [Line Items]
Interest expense																							$ 93,442
Bank of Jiangnan [Member]
Borrowings [Line Items]
Interest expense																								$ 33,270